Issued Capital - Schedule of Dividends Declared (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended		132 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Disclosure of Dividends [line items]
Dividends declared per share	$ 0.57	$ 0.42
Average number of shares eligible for dividend	450,188	448,777
Total dividends paid	$ 218,051	$ 167,211	$ 1,524,000
Cash percentage	85.00%	89.00%
DRIP percentage	15.00%	11.00%
Total dividends paid percentage	100.00%	100.00%
Shares issued under the DRIP	890	502
Retained Earnings [member]
Disclosure of Dividends [line items]
Total dividends paid	$ 256,607	$ 188,486
Dividends Paid in Cash [member]
Disclosure of Dividends [line items]
Total dividends paid	218,052	167,211
Dividends Paid in DRIP [member]
Disclosure of Dividends [line items]
Total dividends paid	$ 38,555	$ 21,275